Related Party Transactions (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Summary of the related party loan activity
Balance, January 1		$ 344
New Loans
Repayments		(344)
Other changes
Balance, December 31